Restatement - Restatements on the Consolidated Financial Statements as Previously Reported (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other receivables and prepayments		$ 222	$ 232
Total assets		70,346	90,130
Additional paid-in-capital		135,643	135,347
Total TROOPS, Inc. shareholders' equity		62,524	70,627
Total shareholders' equity		62,524	70,627	$ 119,765	$ 166,713
Shares issued for compensation plan		263	680	600
Restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other receivables and prepayments				5,904
Total assets				139,717
Additional paid-in-capital				116,943
Total TROOPS, Inc. shareholders' equity				119,569
Total shareholders' equity				119,765
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other receivables and prepayments	[1]			6,765
Total assets				140,578
Additional paid-in-capital				117,804
Total TROOPS, Inc. shareholders' equity				120,430
Total shareholders' equity				120,626
Discontinued Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other receivables and prepayments			37
Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders' equity		135,643	135,347	116,943	115,187
Shares issued for compensation plan		$ 262	$ 679	600
Additional Paid-in Capital [Member] | Restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders' equity				116,943	115,187
Shares issued for compensation plan				600	526
Additional Paid-in Capital [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders' equity				$ 117,804	116,648
Shares issued for compensation plan					$ 1,987

[1]	Other receivables and prepayments of Boca amounting $37 was reclassified to discontinued operations (note 3).